Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of Disaggregation of Revenue from Contracts with Customers
During the years ended December 31, 2024, 2023 and 2022, the Group recognized revenues as disclosed in the table below. Revenues in the table below are attributable to individual countries and are based on the location of the Group's alliance partner.

Revenues by country
in CHF thousands, for the years ended December 31	2024	2023	2022
Revenues Switzerland	4,970	7,038	179,903
Revenues USA	—	—	9,653
Total revenues	4,970	7,038	189,556

Analysis of revenue by major alliance partner
in CHF thousands, for the years ended December 31	2024	2023	2022
Novartis AG, Switzerland	4,970	7,038	172,903
FOPH, Switzerland	—	—	7,000
Amgen Inc., USA	—	—	9,653
Total revenues	4,970	7,038	189,556